UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21539
                                                -------------

          First Trust/Four Corners Senior Floating Rate Income Fund II
          ------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                           120 East Liberty Drive
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                           120 East Liberty Drive
                              Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:   August 31, 2008
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - 165.6%

                  AEROSPACE & DEFENSE - 6.0%
   $ 500,000      BE Aerospace, Inc.                        Ba1         BBB-      5.75%-5.91%     07/28/14       $   499,375
   3,149,641      DAE Aviation Holdings, Inc.               B1          BB-       6.41%-6.55%     07/31/14         2,937,040
   2,273,863      GenCorp, Inc.                             Ba2         BB        4.72%-5.06%     04/30/13         2,182,908
   1,554,665      Hexcel Corporation                        Ba1         BB+       4.81%-4.94%     03/01/12         1,523,572
     821,887      ILC Industries, Inc.                      NR(e)       NR(e)     4.80%           02/24/12           786,957
   2,000,000      L-1 Identity Solutions Operating
                     Company                                Ba3         BB+       7.50%           08/05/13         1,995,000
   2,829,862      Spirit Aerosystems, Inc.                  Ba3         BBB-      4.54%           09/30/13         2,750,272
   4,321,413      Robertson Aviation, LLC                   NR(e)       NR(e)     5.22%-6.75%     04/19/13         4,062,128
     992,481      Safenet, Inc.                             B1          B+        5.79%           04/12/14           853,534
   1,492,736      Vought Aircraft Industries, Inc.          Ba3         B-        4.97%           12/22/11         1,410,635
   3,100,000      Vought Aircraft Industries, Inc.          Ba3         B-        4.96%           12/22/10         2,929,500
   2,000,000      Wesco Aircraft Hardware Corp.             B1          BB-       5.06%           09/29/13         1,917,500
                                                                                                                 -----------
                                                                                                                  23,848,421
                                                                                                                 -----------
                  AGRICULTURAL PRODUCTS - 2.2%
   9,455,542      Dole Food Company, Inc.                   Ba3         B+        4.50%-6.00%     04/12/13         8,678,420
                                                                                                                 -----------
                  AIRLINES - 0.1%
     495,000      Delta Air Lines, Inc.                     Ba2         BB-       4.47%-4.61%     04/30/12           413,325
                                                                                                                 -----------
                  ALUMINUM - 1.1%
   3,068,791      Novelis Corp.                             Ba2         BB        4.81%           07/06/14         2,888,500
   1,394,905      Novelis, Inc.                             Ba2         BB        4.81%           07/06/14         1,312,955
                                                                                                                 -----------
                                                                                                                   4,201,455
                                                                                                                 -----------
                  APPAREL RETAIL - 0.5%
   1,394,643      Hanesbrands, Inc.                         Ba2         BB+       4.55%           09/05/13         1,352,416
     891,139      The Neiman Marcus Group, Inc.             Ba3         BB+       4.42%           04/06/13           826,734
                                                                                                                 -----------
                                                                                                                   2,179,150
                                                                                                                 -----------
                  APPLICATION SOFTWARE - 0.6%
   2,815,385      Verint Systems, Inc.                      NR          B+        5.71%           05/25/14         2,554,961
                                                                                                                 -----------
                  ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
     458,319      Gartmore Investment Management            Ba3         BB+       4.55%           05/12/14           405,230
   1,409,976      Grosvenor Capital Management
                     Holdings, LLP                          NR(e)       NR(e)     4.50%-4.68%     12/05/13         1,332,427
   3,903,223      LPL Holdings, Inc.                        B1          B         4.47%-4.80%     06/30/14         3,669,030
   2,992,500      Nuveen Investments, Inc.                  Ba3         BB-       5.47%           11/13/14         2,763,574
                                                                                                                 -----------
                                                                                                                   8,170,261
                                                                                                                 -----------
                  AUTO PARTS & EQUIPMENT - 0.2%
   1,008,925      TRW Automotive, Inc.                      Baa3        BBB       4.19%-4.31%     05/09/14           963,523
                                                                                                                 -----------
                  AUTOMOBILE MANUFACTURERS - 2.4%
   2,893,172      Ford Motor Company                        Ba3         B-        5.47%           12/15/13         2,241,175
   9,912,166      General Motors Corp.                      B1          B+        5.16%           11/29/13         7,317,964
                                                                                                                 -----------
                                                                                                                   9,559,139
                                                                                                                 -----------
                  AUTOMOTIVE RETAIL - 0.9%
   3,938,581      KAR Holdings, Inc.                        Ba3         B+        5.06%           10/18/13         3,503,695
                                                                                                                 -----------
                  BROADCASTING - 9.3%
   6,400,000      Citadel Broadcasting Corporation          B1          BB-       4.10%-4.44%     06/12/14         5,136,000
     921,990      Cumulus Media, Inc.                       B1          B         4.22%           06/07/14           766,789
   5,400,246      Gray Television, Inc.                     B2          B         3.97%-4.29%     12/31/14         4,482,204
   4,398,750      LBI Media, Inc.                           Ba2         B+        3.97%           03/31/12         3,738,938
   1,500,000      Paxson Communications Corp.               B1          CCC+      6.04%           01/15/12         1,215,000
   3,500,000      Raycom Media, Inc.                        NR          NR        4.00%           06/25/14         3,150,000
   2,481,250      Sirius Satellite Radio, Inc.              B1          B         4.94%-5.44%     12/20/12         2,233,125
   1,155,750      Univision Communications, Inc. (f)        Caa1        CCC       4.97%           03/29/09         1,094,110


             See Notes to Quarterly Portfolio of Investments             Page 1

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

                  BROADCASTING - (CONTINUED)
$ 16,000,000      Univision Communications, Inc.            B1          B         4.72%-5.05%     09/29/14       $12,835,552
   2,984,732      Young Broadcasting, Inc.                  B1          B         5.31%           11/03/12         2,447,480
                                                                                                                 -----------
                                                                                                                  37,099,198
                                                                                                                 -----------
                  BUILDING PRODUCTS - 0.1%
   1,000,000      South Edge, LLC (j) (k)                   NR(e)       NR(e)     7.75%           10/31/09           595,000
                                                                                                                 -----------
                  CABLE AND SATELLITE - 8.3%
  16,417,500      Charter Communications
                     Operating, LLC                         B1         B+         4.67%-4.80%     03/06/14        14,340,227
   8,762,678      CSC Holdings, Inc.                        Ba1        BBB-       4.21%           03/29/13         8,333,307
   1,997,436      DIRECTV Holdings, LLC                     Baa3       BBB-       3.97%-5.25%     04/13/13         1,977,587
   9,000,000      UPC Distribution Holding B.V.             Ba3        B+         4.21%           12/31/14         8,428,500
                                                                                                                 -----------
                                                                                                                  33,079,621
                                                                                                                 -----------
                  CASINOS & GAMING - 12.6%
   1,988,976      Cannery Casino Resorts, LLC               B2         BB         4.93%-5.06%     05/18/13         1,882,069
   3,379,552      CCM Merger, Inc.                          B1         BB-        4.68%-4.81%     04/25/12         3,033,148
   2,270,892      Fontainebleau Resorts Las Vegas, LLC      B1         B+         5.92%           06/06/14         1,748,587
     229,108      Fontainebleau Resorts Las Vegas, LLC (g)  B1         B+         2.00% (h)       06/06/14           176,413
   1,573,091      Golden Nugget, Inc.                       B1         BB-        4.48%           06/14/14         1,321,396
     898,909      Golden Nugget, Inc. (g)                   B1         BB-        2.00% (h)-4.47% 06/30/14           755,084
   1,477,500      Great Canadian Gaming Corp.               Ba2        BBB-       4.30%           02/14/14         1,422,094
     951,136      Green Valley Ranch Gaming, LLC            B2         BB-        4.47%-4.80%     02/16/14           728,570
     985,000      Greenwood Racing, Inc.                    B2         BB-        4.72%           11/28/11           925,900
     990,882      Isle of Capri Casinos, Inc.               Ba3        BB         4.55%           11/30/13           843,489
  13,888,000      Las Vegas Sands, LLC                      Ba3        BB         4.56%           05/23/14        11,817,424
   5,474,444      Penn National Gaming, Inc.                Ba2        BB+        4.21%-4.55%     10/03/12         5,238,846
   6,575,749      Seminole Tribe of Florida                 Baa3       BBB        4.19%-4.31%     03/05/14         6,340,120
   6,000,000      VML US Finance, LLC                       B1         BB-        5.06%           05/25/13         5,809,998
   2,142,857      WIMAR LANDCO, LLC (i)                     WR         WR         6.25%           07/03/08         1,678,571
   8,526,799      WIMAR OPCO, LLC (i)                       WR         WR         8.25%           01/03/12         6,901,378
                                                                                                                 -----------
                                                                                                                  50,623,087
                                                                                                                 -----------
                  COMMODITY CHEMICALS - 0.4%
     989,899      Ineos Group Limited                       Ba3        BB-        4.88%           12/14/13           836,464
     989,899      Ineos Group Limited                       Ba3        BB-        5.38%           12/14/14           836,464
                                                                                                                 -----------
                                                                                                                   1,672,928
                                                                                                                 -----------
                  COMPUTER HARDWARE - 1.2%
   5,762,698      Activant Solutions Holdings, Inc.         B1         B+         4.69%-4.81%     05/02/13         4,984,734
                                                                                                                 -----------
                  DATA PROCESSING & OUTSOURCED
                       SERVICES - 1.4%
   6,930,000      Clarke American Corp.                     B1         BB-        5.29%-5.30%     06/30/14         5,696,460
                                                                                                                 -----------
                  DISTILLERS & VINTNERS - 0.6%
   2,500,000      Constellation Brands, Inc.                Ba3        BB-        4.00%-4.19%     06/05/13         2,407,033
                                                                                                                 -----------
                  DIVERSIFIED CHEMICALS - 4.2%
   3,000,000      Brenntag Holding GmbH &
                     Company KG (f)                         Caa1       CCC+       7.07%           06/18/15         2,430,000
   7,000,000      Brenntag Holding GmbH &
                     Company KG                             B1         B+         5.07%           01/17/14         6,440,000
   7,222,102      Huntsman International, LLC               Ba1        BB+        4.22%           04/19/14         6,802,815
     994,845      Rockwood Specialties Group, Inc.          Ba2        BB+        4.30%           07/30/12           953,275
                                                                                                                 -----------
                                                                                                                  16,626,090
                                                                                                                 -----------
                  DIVERSIFIED METALS & MINING - 0.7%
   2,797,500      Alpha Natural Resources, LLC              Ba3        BB         4.55%           10/26/12         2,755,538
                                                                                                                 -----------


            See Notes to Quarterly Portfolio of Investments              Page 2

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

                   DIVERSIFIED SUPPORT SERVICES - 0.8%
 $ 3,210,492       RSC Equipment Rental                     Ba2         BB        4.55%-4.56%     11/30/12       $ 3,001,810
                                                                                                                 -----------
                   EDUCATION SERVICES - 1.4%
   1,921,818       Education Management, LLC                B2          B+        4.56%           06/01/13         1,752,287
   4,051,667       PRO-QUEST-CSA, LLC                       Ba3         BB-       4.97%-5.30%     02/09/14         3,849,083
                                                                                                                 -----------
                                                                                                                   5,601,370
                                                                                                                 -----------
                   ELECTRIC UTILITIES - 7.7%
     995,879       Astoria Generating Company
                      Acquisitions, LLC                     B1          BB-       4.23%           02/23/12           956,541
   6,932,613       Calpine Corporation                      B2          B+        5.69%           03/29/14         6,438,664
   7,932,990       Covanta Energy Corporation               Ba2         BB        4.18%-4.31%     02/09/14         7,536,340
   2,596,380       Mirant North America, LLC                Ba2         BB        4.22%           01/03/13         2,491,901
  10,602,051       NRG Energy, Inc.                         Ba1         BB        4.30%           02/01/13        10,042,496
   1,986,347       Riverside Energy Center, LLC             Ba3         BB-       7.05%           06/24/11         1,986,347
   1,163,786       Rocky Mountain Energy
                      Center, LLC                           Ba3         BB-       7.05%           06/24/11         1,163,786
                                                                                                                 -----------
                                                                                                                  30,616,075
                                                                                                                 -----------
                   ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
   1,583,898       Itron, Inc.                              Ba3         B+        4.22%           04/18/14         1,536,381
                                                                                                                 -----------
                   ENVIRONMENTAL & FACILITIES SERVICES - 1.3%
   5,300,341       EnergySolutions, LLC                     Ba2         NR(e)     4.73%-5.47%     06/07/13         5,154,582
                                                                                                                 -----------
                   FOOD DISTRIBUTORS - 2.0%
     847,826       B&G Foods, Inc.                          Ba2         BB-       4.81%           02/23/13           816,033
     854,167       Birds Eye Foods, Inc.                    NR(e)       NR(e)     4.56%           03/22/13           811,458
   3,975,000       Dean Foods Company                       B1          BB        3.97%-4.31%     04/02/14         3,717,619
   2,500,000       New Uno Acquisition Corporation          NR          NR(e)     7.75%           07/25/14         2,509,823
                                                                                                                 -----------
                                                                                                                   7,854,933
                                                                                                                 -----------
                   FOOD RETAIL - 2.2%
   9,354,259       SUPERVALU, Inc.                          Ba3         BB+       3.72%           06/02/12         8,777,410
                                                                                                                 -----------
                   FOREST PRODUCTS - 3.9%
  16,625,159       Georgia-Pacific Corporation              Ba2         BB+       4.22%-4.55%     12/20/12        15,697,409
                                                                                                                 -----------
                   GAS UTILITIES - 0.2%
   1,000,000       Atlas Pipeline Partners, L.P.            Ba2         BB-       4.97%           07/27/14           970,000
                                                                                                                 -----------
                   HEALTH CARE EQUIPMENT - 1.0%
   3,965,025       Biomet, Inc.                             B1          BB-       5.80%           03/25/15         3,883,246
                                                                                                                 -----------
                   HEALTH CARE FACILITIES - 5.0%
   5,927,343       HCA, Inc.                                Ba3         BB        5.05%           11/17/13         5,550,708
   5,601,955       Health Management Associates,
                      Inc.                                  B1          BB-       4.55%           02/28/14         5,128,903
     511,777       Lifepoint Hospitals, Inc.                Ba2         BB        4.44%           04/15/12           494,120
   5,814,302       Select Medical Corporation               Ba2         BB-       4.47%-6.00%     02/24/12         5,389,131
   2,806,263       Sun Healthcare Group, Inc.               Ba2         B+        4.80%-5.04%     04/19/14         2,602,809
     828,226       USP Domestic Holdings, Inc.              Ba3         B         4.48%-4.80%     04/19/14           751,615
     161,290       USP Domestic Holdings, Inc. (g)          Ba3         B         1.75% (h)-4.94% 04/19/14           146,371
                                                                                                                 -----------
                                                                                                                  20,063,657
                                                                                                                 -----------
                   HEALTH CARE SERVICES - 9.8%
  12,244,822       CHS/Community Health Systems, Inc.       Ba3         BB        4.72%-5.06%     07/25/14        11,572,753
     626,450       CHS/Community Health Systems, Inc. (g)   Ba3         BB        1.00% (h)       07/25/14           592,067


             See Notes to Quarterly Portfolio of Investments             Page 3

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

                  HEALTH CARE SERVICES - (CONTINUED)
$ 10,611,970      DaVita, Inc.                              Ba1         BB+       3.97%-4.32%     10/05/12       $10,204,077
   8,134,335      Fresenius Medical Care AG                 Baa3        BBB-      4.17%-4.19%     03/31/13         7,876,322
   1,970,000      Healthways, Inc.                          Ba2         BB+       4.30%           12/01/13         1,901,050
   1,466,250      Quintiles Transnational Corp.             B1          BB        4.81%           03/31/13         1,392,938
   5,858,128      US Oncology Holdings, Inc.                Ba2         BB-       5.55%           08/20/11         5,638,448
                                                                                                                 -----------
                                                                                                                  39,177,655
                                                                                                                 -----------
                  HOMEBUILDING - 0.2%
     984,887      Mattamy Funding Partnership               NR(e)       NR(e)     5.06%           04/11/13           819,918
                                                                                                                 -----------
                  INDEPENDENT POWER PRODUCERS & ENERGY
                     TRADERS - 2.8%
   6,499,810      Dynegy Holdings, Inc.                     Ba1         BB-       3.96%           04/02/13         6,005,551
   5,458,750      Texas Competitive Electric Holdings
                     Company, LLC                           Ba3         B+        5.96%-6.30%     10/10/14         5,077,602
                                                                                                                 -----------
                                                                                                                  11,083,153
                                                                                                                 -----------
                  INDUSTRIAL CONGLOMERATES - 0.1%
     560,770      Mueller Water Products, Inc.              Ba3         BB+       4.22%-4.55%     05/24/14           524,320
                                                                                                                 -----------
                  INDUSTRIAL MACHINERY - 0.3%
   1,485,000      Edwards (Cayman Islands II) Ltd.          B1          BB-       4.81%           05/31/14         1,288,238
                                                                                                                 -----------
                  INSURANCE BROKERS - 0.4%
     802,036      HealthCare Partners, LLC                  Ba3         BB+       4.22%           10/31/13           760,931
     808,824      HUB International Holdings, Inc.          B2          B+        5.30%           06/13/14           731,985
     181,794      HUB International Holdings, Inc. (g)      B2          B+        1.88% (h)-5.30% 06/13/14           164,524
                                                                                                                 -----------
                                                                                                                   1,657,440
                                                                                                                 -----------
                  INTEGRATED TELECOMMUNICATION SERVICES - 2.2%
   6,877,500      Intelsat Corp.                            B1          BB-       5.29%           07/03/13         6,540,991
   2,289,506      Telesat Canada                            B1          BB-       5.67%-5.81%     10/31/14         2,194,349
     196,478      Telesat Canada (g)                        B1          BB-       1.50% (h)-5.81% 10/31/14           188,311
                                                                                                                 -----------
                                                                                                                   8,923,651
                                                                                                                 -----------
                  INTERNET RETAIL - 0.5%
   2,429,519      Sabre Holdings Corp.                      B1          B+        4.47%-4.80%     09/30/14         1,850,147
                                                                                                                 -----------
                  INTERNET SOFTWARE & SERVICES - 2.0%
   8,739,320      SunGard Data Systems, Inc.                Ba3         BB        4.55%           02/28/14         8,201,852
                                                                                                                 -----------
                  INVESTMENT BANKING & BROKERAGE - 1.1%
   4,534,394      Ameritrade Holding Corporation            Ba1         BB        3.97%           12/31/12         4,404,973
                                                                                                                 -----------
                  IT CONSULTING & OTHER SERVICES - 2.5%
   2,097,956      Alion Science and Technology
                     Corp.                                  B1          B+        5.17%-5.49%     02/06/13         1,657,385
     602,487      Apptis (DE), Inc.                         B1          B+        5.72%-6.06%     12/20/12           518,139
     992,228      CACI International, Inc.                  Ba1         NR        3.97%-4.32%     05/03/11           972,382
     965,461      iPayment, Inc.                            B1           B        4.46%-4.80%     05/10/13           827,883
   1,050,267      Open Solutions, Inc.                      Ba3         BB-       5.15%           01/23/14           735,187
   5,910,188      West Corporation                          B1          BB-       4.84%-5.17%     10/24/13         5,185,268
                                                                                                                 -----------
                                                                                                                   9,896,244
                                                                                                                 -----------
                  LEISURE FACILITIES - 2.3%
   4,410,000      Cedar Fair, L.P.                          Ba3         BB        4.47%           08/30/12         4,165,611
     975,554      London Area and Waterfront
                     Finance, LLC                           NR(e)       NR(e)     5.29%           03/08/12           912,143
   3,628,350      Six Flags, Inc.                           B1          B         4.73%-5.05%     04/30/15         3,105,479
     987,500      Town Sports International, LLC            Ba2         BB        4.25%           02/27/14           839,375
                                                                                                                 -----------
                                                                                                                   9,022,608
                                                                                                                 -----------


                 See Notes to Quarterly Portfolio of Investments         Page 4

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

                  LEISURE PRODUCTS - 0.4%
 $ 1,968,922      LodgeNet Entertainment Corp.              B1          B         4.81%           04/04/14       $ 1,742,496
                                                                                                                 -----------
                  LIFE & HEALTH INSURANCE - 0.9%
   1,607,468      Conseco, Inc.                             B1          B+        4.47%           10/10/13         1,342,236
   1,237,554      Multiplan Merger Corporation              B1          B+        5.00%           04/12/13         1,169,488
   1,250,000      Viant Holdings, Inc.                      Ba3         B+        5.05%           06/25/14         1,100,000
                                                                                                                 -----------
                                                                                                                   3,611,724
                                                                                                                 -----------
                  MANAGED HEALTH CARE - 1.9%
   4,963,346      IASIS Healthcare Corporation              Ba2         B+        4.39%-4.47%     03/15/14         4,657,272
   2,928,590      Vanguard Health Systems, Inc.             Ba3         B+        5.05%           09/23/11         2,818,768
                                                                                                                 -----------
                                                                                                                   7,476,040
                                                                                                                 -----------
                  METAL & GLASS CONTAINERS - 1.7%
   7,181,250      Owens-Illinois Group, Inc.                Baa3        BBB-       3.96%          06/14/13         6,969,403
                                                                                                                 -----------
                  MORTGAGE REITs - 1.0%
   1,870,000      LNR Property Corporation                  B2          BB        6.04%           07/12/09         1,486,650
   3,080,000      LNR Property Corporation                  B2          BB        6.04%           07/12/11         2,376,734
                                                                                                                 -----------
                                                                                                                   3,863,384
                                                                                                                 -----------
                  MOVIES & ENTERTAINMENT - 6.6%
   4,777,500      AMC Entertainment, Inc.                   Ba1         BB-       4.22%           01/26/13         4,501,303
   1,256,299      Deluxe Entertainment Services
                     Group, Inc.                            B1          B         4.72%-5.06%     05/11/13         1,105,544
   4,950,000      Discovery Communications
                     Holding, LLC                           NR(e)       NR(e)     4.80%           05/14/14         4,825,013
   2,000,000      National CineMedia, LLC                   B1          B+        4.54%           02/13/15         1,798,928
     972,559      NEP II, Inc.                              NR(e)       NR(e)     5.05%           02/16/14           875,303
   3,000,000      Regal Cinemas Corporation                 Ba2         BB-       4.30%           10/27/13         2,830,833
   1,500,000      TWCC Holding Corp.                        Ba2         BB        7.25%           09/14/15         1,451,250
   9,533,904      WMG Acquisition Corp.                     Ba3         BB        4.47%-4.81%     03/01/11         8,942,011
                                                                                                                 -----------
                                                                                                                  26,330,185
                                                                                                                 -----------
                  MULTI-UTILITIES - 1.2%
   4,990,600      KGEN, LLC                                 Ba3         BB        4.56%           02/08/14         4,653,735
                                                                                                                 -----------
                  OFFICE REITs - 0.2%
   1,000,000      Tishman Speyer Real Estate D.C.
                     Area Portfolio, L.P.                   Ba2         BB-       4.22%           12/27/12           820,000
                                                                                                                 -----------
                  OFFICE SERVICES & SUPPLIES - 1.3%
   2,835,795      Emdeon Business Services, LLC             B1          BB-       4.81%           11/16/13         2,665,647
   1,193,791      Pike Electric, Inc.                       NR(e)       NR(e)     4.00%           07/01/12         1,164,692
   1,349,428      Pike Electric, Inc.                       NR(e)       NR(e)     4.00%           12/10/12         1,316,536
                                                                                                                 -----------
                                                                                                                   5,146,875
                                                                                                                 -----------
                  OIL & GAS EQUIPMENT & SERVICES - 1.6%
   1,989,950      Hercules Offshore, Inc.                   Ba3         BB        4.55%           07/11/13         1,917,814
   3,741,274      Targa Resources, Inc.                     Ba3         B+        4.47%-4.80%     10/31/12         3,587,882
   1,000,000      Volnay Acquisition Co. I                  Ba1         BB+       4.80%-4.81%     01/12/14           972,500
                                                                                                                 -----------
                                                                                                                   6,478,196
                                                                                                                 -----------
                  OIL & GAS EXPLORATION & PRODUCTION - 1.0%
   2,227,273      ATP Oil & Gas Corporation                 NR          NR        8.50%           07/15/14         2,143,750
   1,272,727      ATP Oil & Gas Corporation                 NR          NR        8.50%           01/15/11         1,225,000
     992,087      SemCrude, L.P. (j) (k)                    Caa3        NR        5.50%           03/16/11           815,992
                                                                                                                 -----------
                                                                                                                   4,184,742
                                                                                                                 -----------
                  OIL & GAS REFINING & MARKETING - 1.6%
     972,911      Alon USA, Inc.                            B1          BB        4.72%-5.06%     06/22/13           817,245
     981,632      Calumet Lubricants Co., L.P               B1          B         6.64%-6.80%     01/03/15           863,837
   5,515,714      Western Refining Company, L.P.            B3          BB-       7.75%           05/30/14         4,755,004
                                                                                                                 -----------
                                                                                                                   6,436,086
                                                                                                                 -----------


             See Notes to Quarterly Portfolio of Investments             Page 5

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

                  OIL & GAS STORAGE & TRANSPORTATION - 1.7%
 $ 3,000,000      Energy Transfer Equity, L.P.              Ba2         NR        4.55%           02/08/12       $ 2,905,626
   4,000,000      Enterprise GP Holdings, L.P.              Ba2         BB-       4.71%-5.04%     11/08/14         3,907,500
                                                                                                                 -----------
                                                                                                                   6,813,126
                                                                                                                 -----------
                  OTHER DIVERSIFIED FINANCIAL SERVICES - 2.8%
   2,977,500      First Data Corporation                    Ba3         BB-       5.22%-5.55%     09/24/14         2,728,548
   8,393,750      Royalty Pharma Finance Trust              Baa2        BBB-      5.05%           04/16/13         8,341,289
                                                                                                                 -----------
                                                                                                                  11,069,837
                                                                                                                 -----------
                  PACKAGED FOODS & MEATS - 2.2%
     514,361      Michael Foods, Inc.                       Ba3         BB-       4.85%-5.19%     11/21/10           504,074
   7,046,726      OSI Group, LLC                            NR(e)       NR(e)     4.80%           09/02/11         6,941,025
   1,483,734      Weight Watchers International, Inc.       Ba1         BB+       4.31%           01/26/14         1,435,513
                                                                                                                 -----------
                                                                                                                   8,880,612
                                                                                                                 -----------
                  PAPER PACKAGING - 3.0%
   1,987,500      Graham Packaging Holdings Co.             B1          B+        4.94%-5.06%     10/07/11         1,888,435
   5,848,627      Graphic Packaging International, Inc.     Ba3         BB-       4.79%-4.80%     05/16/14         5,511,419
   1,945,000      Pregis Corporation                        Ba3         BB-       5.05%           10/12/12         1,789,400
   2,386,461      Smurfit-Stone Container Enterprises, Inc. Ba2         BB        4.50%-4.69%     11/01/11         2,306,581
     613,539      Smurfit-Stone Container Enterprises, Inc. Ba2         BB        4.91%           11/01/10           593,002
                                                                                                                 -----------
                                                                                                                  12,088,837
                                                                                                                 -----------
                  PAPER PRODUCTS - 0.8%
     990,000      Appleton Papers, Inc.                     Ba2         BB+       4.42%-4.55%     06/05/14           892,650
   2,310,000      Domtar Corporation                        Baa3        BBB-      3.84%           03/07/14         2,211,825
                                                                                                                 -----------
                                                                                                                   3,104,475
                                                                                                                 -----------
                  PHARMACEUTICALS - 1.7%
   4,954,975      Cardinal Health 409, Inc.                 Ba3         BB-       5.05%           04/10/14         4,323,215
   1,829,820      Graceway Pharmaceuticals, LLC             Ba3         BB        5.55%           05/03/12         1,569,071
     943,218      Stiefel Laboratories, Inc.                B1          BB-       5.04%           12/28/13           888,983
                                                                                                                 -----------
                                                                                                                   6,781,269
                                                                                                                 -----------
                  PUBLISHING - 7.8%
   5,497,889      Cenveo Corporation                        Ba2         BB+       4.55%           06/21/13         5,130,218
   5,500,000      GateHouse Media, Inc.                     Caa1        B         4.80%-4.81%     08/28/14         2,956,250
   9,850,000      Idearc, Inc.                              Ba3         BB        4.47%-4.80%     11/17/14         6,895,000
   1,449,446      Media News Group, Inc.                    B1          CCC+      6.42%           08/02/13         1,159,556
   2,887,654      Media News Group, Inc.                    B1          CCC+      5.17%           12/30/10         2,209,056
     987,500      Reader's Digest Association
                     (The), Inc.                            B1          B         4.46%-4.68%     03/02/14           797,406
   5,071,906      RH Donnelley, Inc.                        Ba1         BB        6.43%-6.75%     06/30/11         4,779,094
   6,930,000      Tribune Company                           Caa1        B         5.79%           05/19/14         4,757,445
     846,429      Tribune Company                           Caa1        B         5.54%           05/18/09           810,455
     909,167      Wenner Media, LLC                         NR(e)       NR(e)     4.55%           10/02/13           845,525
   1,000,000      Yell Group, PLC                           Ba3         BB-       4.47%           10/27/12           868,750
                                                                                                                 -----------
                                                                                                                  31,208,755
                                                                                                                 -----------
                  RAILROADS - 0.4%
   1,500,000      Railamerica Transportation Corp.          NR          NR        6.79%           08/14/09         1,492,500
                                                                                                                 -----------
                  REAL ESTATE DEVELOPMENT - 0.1%
     726,757      Shea Capital I, LLC                       NR(e)       NR(e)     5.00%           10/27/11           508,730
                                                                                                                 -----------
                  RESIDENTIAL REITs - 0.0%
     100,000      Apartment Investment Mgmt. Co.            Ba1         BB+       3.96%           03/22/11            94,250
                                                                                                                 -----------
                  RETAIL REITs - 2.2%
   6,046,709      Capital Automotive, L.P.                  Ba1         BB+       4.22%           12/16/10         5,697,814
   1,394,737      General Growth Properties, Inc.           Ba2         BB-       3.62%           02/24/10         1,222,138
   1,991,667      The Macerich Partnership, L.P.            NR(e)       NR(e)     4.00%           04/26/10         1,882,125
                                                                                                                 -----------
                                                                                                                   8,802,077
                                                                                                                 -----------


                 See Notes to Quarterly Portfolio of Investments         Page 6

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------
SENIOR FLOATING-RATE TERM LOAN INTERESTS (D) - (CONTINUED)

                 SEMICONDUCTORS - 1.9%
 $ 8,372,500     Freescale Semiconductors, Inc.             Ba1         BB        4.21%           12/01/13       $ 7,469,844
                                                                                                                 -----------
                 SPECIALIZED CONSUMER SERVICES - 3.6%
     980,000     Acosta, Inc.                               NR(e)       NR(e)     4.72%           07/28/13           910,175
     973,232     Advantage Sales & Marketing, Inc.          NR(e)       NR(e)     4.47%-4.81%     03/29/13           899,429
   2,303,018     Affinion Group, Inc.                       Ba2         BB        4.97%-5.31%     10/17/12         2,215,694
   2,000,000     Asurion Corp.                              NR(e)       NR(e)     5.46%-5.80%     07/03/14         1,875,000
     981,955     N.E.W. Holdings I, LLC                     NR(e)       NR(e)     5.20%-5.31%     05/22/14           880,487
   2,977,286     Nielsen Finance, LLC                       Ba3         B+        4.80%           08/09/13         2,749,804
   5,290,711     RMK Acquisition Corporation                Ba3         BB        4.32%-4.68%     01/26/14         5,010,965
                                                                                                                 -----------
                                                                                                                  14,541,554
                                                                                                                 -----------
                 SPECIALIZED FINANCE - 1.7%
   3,000,000     J.G. Wentworth, LLC                        B2          B+        5.05%           04/04/14         2,310,000
   5,270,833     Peach Holdings, Inc.                       B2          B         6.72%-7.06%     11/21/13         4,417,617
                                                                                                                 -----------
                                                                                                                   6,727,617
                                                                                                                 -----------
                 SPECIALTY CHEMICALS - 1.5%
   6,451,212     Celanese Holdings, LLC                     Ba2         BB+       3.96%-4.28%     04/02/14         6,076,810
                                                                                                                 -----------
                 SPECIALTY STORES - 2.3%
   1,197,438     Dollarama Group, L.P.                      Ba1         BB-       4.80%           11/18/11         1,110,623
   4,336,665     Harbor Freight Tools USA, Inc.             NR(e)       NR(e)     4.72%           02/12/13         3,881,315
   1,974,874     Michaels Stores, Inc.                      B2          B         4.75%           10/31/13         1,522,506
   3,231,442     The Yankee Candle Company, Inc.            Ba3         BB-       4.48%-4.81%     02/06/14         2,819,433
                                                                                                                 -----------
                                                                                                                   9,333,877
                                                                                                                 -----------
                 SYSTEMS SOFTWARE - 1.9%
   4,429,841     Dealer Computer Services, Inc.             Ba2         BB        4.80%           10/26/12         4,097,603
   3,884,107     Intergraph Corporation                     Ba3         BB-       4.81%           05/29/14         3,689,902
                                                                                                                 -----------
                                                                                                                   7,787,505
                                                                                                                 -----------
                 TECHNOLOGY DISTRIBUTORS - 1.6%
   2,662,333     H3C Holdings, Ltd.                         Ba2         BB        5.63%           09/28/12         2,262,983
   4,508,000     Sensata Technologies Finance
                    Company, LLC                            B1          BB        4.41%-4.54%     04/27/13         3,958,588
                                                                                                                 -----------
                                                                                                                   6,221,571
                                                                                                                 -----------
                 TRUCKING - 1.8%
   4,349,915     The Hertz Corporation                      Ba1         BB+       3.97%-4.30%     12/21/12         3,966,578
   3,694,589     OshKosh Corporation                        Ba3         BBB-      4.22%-4.43%     12/06/13         3,360,535
                                                                                                                 -----------
                                                                                                                   7,327,113
                                                                                                                 -----------
                 WIRELESS TELECOMMUNICATION SERVICES - 2.3%
   1,985,000     Clearwire Corporation                      NR          NR        8.47%-9.12%     07/03/12         1,826,200
   4,951,255     Crown Castle Operating Company             Ba3         BB        4.30%           03/06/14         4,630,454
   2,772,000     Windstream Corporation                     Baa3        BBB       4.29%           07/17/13         2,672,383
                                                                                                                 -----------
                                                                                                                   9,129,037
                                                                                                                 -----------

                 TOTAL SENIOR FLOATING-RATE TERM LOAN INTERESTS (d)                                              662,791,373
                 (Cost $726,225,175)                                                                             -----------

 SENIOR FLOATING-RATE NOTES - 0.3%

                  ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
     650,000      NXP B.V.                                  B3          BB-       5.54%           10/15/13           505,375
                                                                                                                 -----------
                  LEISURE FACILITIES - 0.2%
   1,225,000      HRP Myrtle Beach (j) (l) (m) (o)          B2          B+        7.38%           04/01/12           857,500
                                                                                                                 -----------

                  TOTAL SENIOR FLOATING-RATE NOTES                                                                 1,362,875
                  (Cost $1,876,640)                                                                              -----------


             See Notes to Quarterly Portfolio of Investments             Page 7

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


PRINCIPAL                                                       RATINGS (B)                       STATED
VALUE             DESCRIPTION                               MOODY'S     S&P       RATE            MATURITY (C)   VALUE
------------      ----------------------------------        -------     -------   -----------     ------------   -----------

 NOTES - 0.0%
                  HOMEBUILDING - 0.0%
   $ 727,273      TOUSA, Inc.  PIK (i) (m) (n) (o)          NR          NR        1.00%           07/01/15       $    29,091
                                                                                                                 -----------

                  TOTAL NOTES                                                                                         29,091
                  (Cost $436,364)                                                                                -----------


SHARES            DESCRIPTION                                                                                    VALUE
------------      --------------------------------------------------------------------------------------         -----------
PREFERRED STOCKS - 0.0%

                  HOMEBUILDING - 0.0%
       4,273      TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (i) (m) (o)                     0
                                                                                                                ------------

                  TOTAL PREFERRED STOCKS                                                                                   0
                  (Cost $2,563,636)                                                                             ------------

COMMON STOCKS AND RIGHTS - 0.0%

                  OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
         690      Atkins Nutritionals Holdings - Common Stock (o)                                                          0
         690      Atkins Nutritionals Holdings - Rights (o)                                                                0
                                                                                                                ------------

                  TOTAL COMMON STOCKS AND RIGHTS                                                                           0
                  (Cost $36,260)                                                                                ------------

 CLOSED-END FUNDS - 0.1%

                  ASSET MANAGEMENT & CUSTODY BANKS - 0.1%
      81,700      ING Prime Rate Trust                                                                               441,997
                                                                                                                ------------

                  TOTAL CLOSED-END FUNDS                                                                             441,997
                  (Cost $508,540)                                                                               ------------

 SHORT-TERM INVESTMENTS - 5.1%

                    ASSET MANAGEMENT & CUSTODY BANKS - 2.8%
    11,313,792      JPMorgan Federal Money Market Fund - 1.89%                                                    11,313,792
                                                                                                                ------------

                    REPURCHASE AGREEMENT - 2.3%
     9,000,000      Agreement with Deutsche Bank Securities, Inc., 2.00%, dated 8/29/08 to be repurchased at $9,002,000 on 9/2/08, collateralized by $9,220,000, Federal Home Loan Mortgage
                       Corp. Discount Note, due 10/28/08 (Value $9,180,000)                                        9,000,000
                                                                                                                ------------

                    TOTAL SHORT-TERM INVESTMENTS                                                                  20,313,792
                    (Cost $20,313,792)                                                                          ------------

                    TOTAL INVESTMENTS - 171.1%                                                                   684,939,128
                    (Cost $751,960,407) (p)

                    NET OTHER ASSETS AND LIABILITIES - (4.4)%                                                    (17,656,538)

                    LOAN OUTSTANDING - (46.7)%                                                                  (187,000,000)

                    Auction Market Preferred Shares, at Liquidation Value
                    (including accrued distributions) - (20.0)%                                                  (80,049,266)
                                                                                                                ------------
                    NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) - 100.0%                                     $400,233,324
                                                                                                                ============



             See Notes to Quarterly Portfolio of Investments             Page 8




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


---------------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shareholders.
(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
(c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(d) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
(e) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(f)  This issue is secured by a second lien on the issuer's assets.
(g) Delayed Draw Loan (See Note 1E in the Notes to Quarterly Portfolio of Investments).
(h)  Represents commitment fee rate on delayed draw loans.
(i)  This borrower has filed for protection in federal bankruptcy court.
(j)  Non-income producing security.
(k)  The issuer is in default. Income is not being accrued.
(l) This borrower has filed for protection in federal bankruptcy court subsequent to the date of this report.
(m) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 1F in the Notes to Quarterly Portfolio of Investments).
(n) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is paid semi-annually, however, the issuer is in default and income is not being accrued.
(o) This security is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
(p) Aggregate cost for federal income tax and financial reporting purposes. As of August 31, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $428,662 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $67,449,941.
NR   Not rated.
WR   Withdrawn rating.



CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

The Fund maintains $6,250,000 in cash or liquid assets for the following credit default swap contracts outstanding as of August 31, 2008 (See Note 1B in the Notes to Quarterly Portfolio of Investments):

                                                                                                                    UNREALIZED
REFERENCE          BUY/SELL                                 NOTIONAL           (PAY)/RECEIVE        EXPIRATION      APPRECIATION/
ENTITY             PROTECTION   COUNTER-PARTY               AMOUNT             FIXED RATE           DATE            (DEPRECIATION)

B&G Foods, Inc.    Sell         Lehman Brothers Special     $ 2,250,000        1.27%                06/20/12        $  (76,808)
                                   Financing, Inc. *
Dresser, Inc.      Sell         Lehman Brothers Special       4,000,000        1.65%                06/20/12          (176,198)
                                   Financing, Inc. *        -----------                                             ----------
                                                            $ 6,250,000                                             $ (253,006)
                                                            ===========                                             ==========

* This counter-party has filed for protection in federal bankruptcy court subsequent to the date of this report. Subsequent to the date of this report and prior to the date the counter-party filed for bankruptcy protection, the Fund exercised its contractual right and terminated both of these credit default swap contracts prior to their expiration dates.

___________________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is as follows (See Note 1A in the Notes to Quarterly Portfolio of Investments):
                                                                 INVESTMENTS
                                                                IN SECURITIES
------------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $         ---
Level 2 - Other Significant Observable Inputs                     684,052,537
Level 3 - Significant Unobservable Inputs                             886,591
                                                                -------------
Total                                                           $ 684,939,128
                                                                =============


             See Notes to Quarterly Portfolio of Investments             Page 9

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
AUGUST 31, 2008 (UNAUDITED)


The following table presents the Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at May 31, 2008 and at August 31, 2008.

  ASSETS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
-----------------------------------------------------------------------------
                                                        PORTFOLIO INVESTMENTS
                                                        ---------------------
    Balance as of May 31, 2008                           $    64,000
      Transfers in (out) of Level 3                          857,500
      Net unrealized gains (losses)                          (34,909)
                                                         -----------
   Balance as of August 31, 2008                         $   886,591
                                                         ===========




                See Notes to Quarterly Portfolio of Investments         Page 10

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                           AUGUST 31, 2008 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Term Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of June 1, 2008, the beginning of its current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     o   Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                           AUGUST 31, 2008 (UNAUDITED)


     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of August 31, 2008 is included with the Fund's Portfolio of Investments.

B. Credit Default Swaps:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. In exchange, the seller receives the par value of securities of the reference obligor. In the case of cash settlement, the seller will pay the difference between par and the market value of the securities of the reference obligor. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked-to-market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received.

C. Repurchase Agreements:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

D. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At August 31, 2008, the Fund had no when-issued or delayed-delivery purchase commitments.

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                           AUGUST 31, 2008 (UNAUDITED)



E. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $1,720,796 as of August 31, 2008. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. Restricted Securities:

The Fund invests in restricted securities, which are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. The Fund held restricted securities at August 31, 2008 as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued using market quotations according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                       % OF
                                                                                                       NET ASSETS
                                                                                                       APPLICABLE
                                 AQUISITION    PRINCIPAL       VALUE       CURRENT                     TO COMMON
SECURITY                         DATE          VALUES/SHARES   PER SHARE   CARRYING COST   VALUE       SHAREHOLDERS
----------------------------     ----------    -------------   ---------   -------------   ---------   ------------
HRP Myrtle Beach                 3/23/06       $1,225,000      $ 70.00      $ 1,225,000    $ 857,500   0.21%
TOUSA, Inc.-Notes                7/31/07(1)    $  727,273         4.00          436,364       29,091   0.01
TOUSA, Inc.-Preferred Stocks     7/31/07(1)         4,273         0.00        2,563,636            0   0.00
                                                                            -----------    ---------   -----
                                                                            $ 4,225,000    $ 886,591   0.22%
                                                                            ===========    =========   =====

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund II
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2008
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2008
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 20, 2008
     -----------------------------


* Print the name and title of each signing officer under his or her signature.